MEZZANINE EQUITY (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands															12 Months Ended
	Mar. 22, 2021 USD ($) $ / shares shares	Mar. 22, 2021 CNY (¥)	Aug. 10, 2018 USD ($) $ / shares shares	Aug. 10, 2018 CNY (¥)	Aug. 01, 2017 USD ($) $ / shares shares	Aug. 01, 2017 CNY (¥)	May 22, 2017 USD ($) $ / shares shares	May 22, 2017 CNY (¥)	Mar. 27, 2017 USD ($) $ / shares shares	Mar. 27, 2017 CNY (¥)	Jun. 29, 2015 USD ($) $ / shares shares	Jun. 29, 2015 CNY (¥)	Aug. 08, 2014 USD ($) $ / shares shares	Aug. 08, 2014 CNY (¥)	Dec. 31, 2025 USD ($)
MezzanineEquityLineItem [Line Items]
Annual internal rate discerption															one hundred percent (100%) of the issuance price, plus an annual internal rate of return of thirty percent (30%) of the issuance price over the period from issuance date to the date of payment in full of the redemption price in (i) either event (B) or event (C), and (ii) the valuation of the Company for the private placement financing, if there is any, is less than US$200 million. Because the Company failed to consummate a Qualified IPO by August 8, 2019, the Series A Preferred Shares became redeemable at the option of the shareholders of the Series A Preferred Shares from August 8, 2019 to March 22, 2021.
pre-offering valuation | $															$ 1,000,000
Series A redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
MezzanineEquityLineItem [Line Items]
Temporary stock, shares issued | shares													20,000,000
Share issued price per share | $ / shares													$ 0.20
Proceeds from issuance of shares													$ 4,000	¥ 24,595
Series B redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
MezzanineEquityLineItem [Line Items]
Temporary stock, shares issued | shares											11,111,111
Share issued price per share | $ / shares											$ 1.35
Proceeds from issuance of shares											$ 15,000	¥ 91,807
Series C redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
MezzanineEquityLineItem [Line Items]
Temporary stock, shares issued | shares									26,111,112
Share issued price per share | $ / shares									$ 1.80
Proceeds from issuance of shares									$ 47,000	¥ 322,774
Series C-1 redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
MezzanineEquityLineItem [Line Items]
Temporary stock, shares issued | shares							16,164,778
Share issued price per share | $ / shares							$ 2.19
Proceeds from issuance of shares							$ 35,340	¥ 238,744
Series C-2 redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
MezzanineEquityLineItem [Line Items]
Temporary stock, shares issued | shares					4,843,800
Share issued price per share | $ / shares					$ 2.48
Proceeds from issuance of shares					$ 12,000	¥ 80,674
Series D-1 redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
MezzanineEquityLineItem [Line Items]
Temporary stock, shares issued | shares			14,528,465
Share issued price per share | $ / shares			$ 3.48
Proceeds from issuance of shares			$ 50,500	¥ 346,396
Series D-2 redeemable convertible preferred stock [Member] | Share Purchase Agreement [Member]
MezzanineEquityLineItem [Line Items]
Temporary stock, shares issued | shares	28,320,182
Share issued price per share | $ / shares	$ 4.05
Proceeds from issuance of shares	$ 114,750	¥ 747,794